Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (4,080)	$ (27,373)	$ (7,047)	$ (29,074)
Unrealized (losses) gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(5,190)	16,409	(23,886)	12,687
Total realized and unrealized gains (losses) on derivative instruments	(9,270)	(10,964)	(30,933)	(16,387)
Interest rate swap agreements
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(3,879)	(1,785)	(6,556)	(3,473)
Unrealized (losses) gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(5,251)	(8,195)	(24,063)	(14,216)
Foreign currency forward contracts
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	(241)	0
Unrealized (losses) gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	53	(101)	255	(101)
Stock purchase warrants
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	(25,559)	0	(25,559)
Unrealized (losses) gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	0	24,584	0	26,900
Forward freight agreements
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(201)	(29)	(250)	(42)
Unrealized (losses) gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ 8	$ 121	$ (78)	$ 104